Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIRST TRUST EXCHANGE-TRADED FUND VIII
Prospectus Date	rr_ProspectusDate	Jan. 02, 2019
First Trust Low Duration Strategic Focus ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The First Trust Low Duration Strategic Focus ETF (the "Fund") seeks to generate current income, with a secondary objective of preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. Investors purchasing and selling shares may be subject to costs (including customary brokerage commissions) charged by their broker, which are not reflected in the table below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	 Shareholder Fees <br />(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	 Annual Fund Operating Expenses <br />(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example, No Redemption Narrative [Text Block]	rr_ExpenseExampleNoRedemptionNarrativeTextBlock

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account customary brokerage commissions that you pay when purchasing or selling shares of the Fund in the secondary market.

The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its net assets (including investment borrowings) in a portfolio of U.S.-listed exchange-traded funds ("ETFs") that principally invest in income-generating securities that provide the Fund with a duration of three years or less. Duration is a measure of the expected price volatility of a debt security as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the debt security's expected principal and interest payments. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates.

In selecting the ETFs in which the Fund invests, First Trust Advisors L.P., the Fund's investment advisor ("First Trust"), uses a disciplined process for reviewing the macroeconomic outlook, policy drivers and asset level analysis that inform portfolio construction and ongoing risk management. The process begins with a robust, top-down review of macroeconomic factors including monetary and fiscal policies, growth forecasts, trade and tax policies, global market views and current market valuations. The process combines these factors with disciplined bottom-up asset level analysis including views on rates, duration, credit, currency and current asset valuations. First Trust utilizes this process to evaluate the relative attractiveness of the various fixed income asset classes in an attempt to best position the Fund to take advantage of market trends and investment opportunities. Lastly, First Trust seeks to construct a portfolio that provides the target duration of three years or less while managing both interest rate risk and credit risk.

A significant portion of the ETFs in which the Fund invests may be advised by First Trust. The Fund may invest in ETFs that invest principally in corporate bonds, floating rate loans and fixed-to-floating rate loans, senior loans, mortgage-backed securities, hybrid income securities (including convertible, contingent convertible and preferred securities), government debt and other fixed income securities. The securities to which the Fund may have exposure may be issued by both U.S. and non-U.S. issuers, including both corporate and governmental issuers located in countries considered to be emerging markets. The Fund may also invest up to 40% of its net assets in ETFs that have exposure to U.S. corporate high yield securities (also known as "junk bonds") and senior loans. The Fund may invest up to 20% of its net assets in bonds issued by non-U.S. government and corporate issuers, including up to 10% of its net assets in ETFs holding debt of issuers located in countries considered to be emerging markets. The Fund may also invest up to 10% of its net assets in ETFs holding preferred securities and up to 10% of its net assets in ETFs holding convertible securities.

The Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended (the "1940 Act").

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. There can be no assurance that the Fund's investment objectives will be achieved.

ASSET CONCENTRATION RISK. Since the Fund may be composed of a very small number of ETFs, the Fund's performance may be hurt disproportionately and significantly by the poor performance of those ETFs to which it has significant exposure. Asset concentration makes the Fund more susceptible to any single occurrence affecting the underlying ETFs and may subject the Fund to greater market risk than more diversified funds.

AUTHORIZED PARTICIPANT CONCENTRATION RISK. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. A limited number of institutions act as authorized participants for the Fund. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders and no other authorized participant steps forward to create or redeem, the Fund's shares may trade at a premium or discount to the Fund's net asset value and possibly face delisting.

BANK LOANS RISK. The Fund may invest in ETFs that hold bank loans. Investments in bank loans are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk that may be heightened because of the limited public information available regarding bank loans and because loan borrowers may be leveraged and tend to be more adversely affected by changes in market or economic conditions. If an underlying ETF holds a bank loan through another financial institution or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that any collateral securing a loan may be insufficient or unavailable to the underlying ETF, and that the underlying ETF's rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, there is no central clearinghouse for loan trades and the loan market has not established enforceable settlement standards or remedies for failure to settle. As such, the secondary market for bank loans may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods (in some cases longer than 7 days) which may cause the underlying ETF to be unable to realize the full value of its investment. In addition, bank loans are generally not registered with the Securities Exchange Commission under the Securities Act of 1933, as amended, and may not be considered "securities," and an underlying ETF may not be entitled to rely on the anti-fraud protections of the federal securities laws.

CALL RISK. The Fund may invest in ETFs that hold debt securities. Some debt securities may be redeemed, or "called," at the option of the issuer before their stated maturity date. In general, an issuer will call its debt securities if they can be refinanced by issuing new debt securities which bear a lower interest rate. The underlying ETF is subject to the possibility that during periods of falling interest rates an issuer will call its high yielding debt securities. The underlying ETF would then be forced to invest the proceeds at lower interest rates, likely resulting in a decline in the ETF's income.

CONVERTIBLE SECURITIES RISK. The Fund may invest in ETFs that hold convertible securities. A convertible security has characteristics of both equity and debt securities and, as a result, is exposed to risks that are typically associated with both types of securities. The value of convertible securities may rise and fall with the market value of the underlying stock or, like a debt security, vary with changes in interest rates and the credit quality of the issuer. A convertible security tends to perform more like a stock when the underlying stock price is high relative to the conversion price and more like a debt security when the underlying stock price is low relative to the conversion price.

Contingent convertible securities (which generally provide for conversion under certain circumstances) are also a subset of convertible securities. They may have some of the characteristics of high yield bonds while providing exposure to equity-like losses and volatility. Similar to mandatory convertible securities (and unlike traditional convertible securities), some contingent convertible securities provide for mandatory conversion under certain circumstances. The mandatory conversion might be automatically triggered, for instance, if a company fails to meet the minimum amount of capital described in the security, the company's regulator makes a determination that the security should convert or the company receives specified levels of extraordinary public support. Additionally, contingent convertible securities may contain features that limit an investor's ability to convert the security into the underlying equity security unless certain conditions are met. A typical feature may require that a security be convertible only when the sale price of the underlying common stock exceeds the conversion price by a specified percentage (e.g., the sale price of the common stock is greater than or equal to 130% of the conversion price) for a certain specified period of time (e.g., for at least 20 days during a span of 30 consecutive days in a month), or upon the occurrence of certain other specified conditions. Also, since the common stock of the issuer may not pay a dividend, investors in these instruments could experience a reduced income rate, potentially to zero, and conversion would deepen the subordination of the investor, hence worsening standing in a bankruptcy. Further, some contingent convertible securities have a set stock conversion rate that would cause a reduction in value of the security if the price of the stock is below the conversion price on the conversion date. Additionally, some contingent convertible securities have characteristics designed to absorb losses, where the liquidation value of the security may be adjusted downward to below the original par value or written off entirely under certain circumstances. The write-down of the security's par value may occur automatically and would not entitle holders to institute bankruptcy proceedings against the issuer. In addition, an automatic write-down could result in a reduced income rate if the dividend or interest payment associated with the security is based on the security's par value. Moreover, various contingent convertible securities may contain features that limit an investor's ability to convert the security unless certain conditions are met.

COVENANT-LITE LOAN RISK. There may be instances in which the Fund may invest in ETFs that hold covenant-lite loans. Covenant-lite loans contain fewer maintenance covenants, or no maintenance covenants at all, then traditional loans and may not include terms that allow the lender to monitor the financial performance of the borrower and declare a default if certain criteria are breached. This may hinder the underlying ETF's ability to reprice credit risk associated with the borrower and reduce the ETF's ability to restructure a problematic loan and mitigate potential loss. As a result, the underlying ETF's exposure to losses on such investments may be is increased, especially during a downturn in the credit cycle.

CREDIT RISK. An issuer or other obligated party of a debt securityheld by an underlying ETF may be unable or unwilling to make dividend, interest and/or principal payments when due. In addition, the value of a debt security may decline because of concerns about the issuer's ability or unwillingness to make such payments.

CURRENCY RISK. The Fund may invest in ETFs that hold securities denominated in a non-U.S. currency. Changes in currency exchange rates affect the value of investments denominated in a foreign currency, and therefore the value of such investments in an underlying ETF's portfolio. An underlying ETF's net asset value could decline if a currency to which the ETF has exposure depreciates against the U.S. dollar or if there are delays or limits on repatriation of such currency. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in such an underlying ETF may change quickly and without warning.

CYBER SECURITY RISK. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund's digital information systems through "hacking" or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the securities issuers or the Fund's third-party service providers, such as its administrator, transfer agent, custodian, or sub-advisor, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. Although the Fund has established risk management systems designed to reduce the risks associated with cyber security, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

DEBT SECURITIES RISK. The Fund may invest in underlying ETFs that hold debt securities. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by an underlying ETF may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

EMERGING MARKETS RISK. The Fund may invest in ETFs that hold investments in securities issued by companies operating in emerging market countries. Investments in securities issued by companies operating in emerging market countries involve additional risks relating to political, economic, or regulatory conditions not associated with investments in securities and instruments issued by U.S. companies or by companies operating in other developed market countries. Investments in emerging markets securities are generally considered speculative in nature and are subject to the following heightened risks: smaller market capitalization of securities markets which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital; rapid inflation; and currency convertibility issues. Emerging market countries also often have less uniformity in accounting and reporting requirements, unsettled securities laws, unreliable securities valuation and greater risk associated with custody of securities. Furthermore, investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

ETF RISK. Under certain market conditions, the Fund may invest in ETFs. The Fund's investment in shares of ETFs subjects it to the risks of owning the securities underlying the ETF, as well as the same structural risks faced by an investor purchasing shares of the Fund, including authorized participant concentration risk, market maker risk, premium/discount risk and trading issues risk. As a shareholder in another ETF, the Fund bears its proportionate share of the ETF's expenses, subjecting Fund shareholders to duplicative expenses.

EXTENSION RISK. The Fund may invest in ETFs that hold debt securities. Extension risk is the risk that, when interest rates rise, certain obligations will be paid off by the issuer (or other obligated party) more slowly than anticipated, causing the value of these debt securities to fall. Rising interest rates tend to extend the duration of debt securities, making their market value more sensitive to changes in interest rates. The value of longer-term debt securities generally changes more in response to changes in interest rates than shorter-term debt securities. As a result, in a period of rising interest rates, securities may exhibit additional volatility and may lose value.

FIXED-TO-FLOATING RATE SECURITIES RISK. Certain ETFs in which the Fund may invest hold fixed-to-floating rate securities, which are securities that have an initial term with a fixed dividend rate and following this initial term bear a floating dividend rate. Securities which include a floating or variable interest rate component can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Although floating rate preferred securities can be less sensitive to interest rate risk than fixed-rate preferred securities, they are subject to the risks applicable to preferred securities more generally.

FLOATING RATE DEBT INSTRUMENTS RISK. The Fund may invest in ETFs that hold floating rate debt securities. Investments in floating rate debt instruments are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. Floating rate debt instruments include debt securities issued by corporate and governmental entities, as well bank loans, mortgage-backed securities and asset-backed securities. Floating rate debt instruments are structured so that the security's coupon rate fluctuates based upon the level of a reference rate. Most commonly, the coupon rate of a floating rate debt instrument is set at the level of a widely followed interest rate, plus a fixed spread. As a result, the coupon on floating rate debt instrument will generally decline in a falling interest rate environment, causing an underlying ETF to experience a reduction in the income it receives from the instrument. A floating rate debt instrument's coupon rate resets periodically according to its terms. Consequently, in a rising interest rate environment, floating rate debt instruments with coupon rates that reset infrequently may lag behind the changes in market interest rates. Floating rate debt instruments may also contain terms that impose a maximum coupon rate the issuer will pay, regardless of the level of the reference rate. To the extent an underlying ETF invests in floating rate loans, such instruments may be subject to legal or contractual restrictions on resale, may trade infrequently, and their value may be impaired when the underlying ETF needs to liquidate such securities. It is possible that the collateral securing a floating rate loan may be insufficient or unavailable to the underlying ETF, and that the underlying ETF's rights to collateral may be limited by bankruptcy or insolvency laws. Additionally, floating rate loans may not be considered "securities" under federal securities laws, and purchasers, such as an underlying ETF, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

FUND OF FUNDS RISK. The Fund invests in the securities of other ETFs, which involves additional expenses that would not be present in a direct investment in such ETFs. Furthermore, the Fund's investment performance and risks are directly related to the investment performance and risks of the underlying ETFs in which the Fund invests.

HIGH YIELD SECURITIES RISK. The Fund may invest in ETFs that hold high yield securities. High yield securities, or "junk" bonds, are subject to greater market fluctuations, are less liquid and provide a greater risk of loss than investment grade securities, and therefore, are considered to be highly speculative. In general, high yield securities may have a greater risk of default than other types of securities and could cause income and principal losses for an underlying ETF.

INCOME RISK. The Fund may invest in ETFs that hold debt securities. An underlying ETF's income may decline when interest rates fall or if there are defaults in its portfolio. This decline can occur because an underlying ETF may subsequently invest in lower-yielding securities as debt securities in its portfolio mature, are near maturity or are called, or the ETF otherwise needs to purchase additional debt securities.

INFLATION RISK. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund's assets and distributions may decline. This risk is more prevalent with respect to fixed income securities held by the Fund.

INTEREST RATE RISK. The Fund may invest in ETFs that hold debt securities. Interest rate risk is the risk that the value of the debt securities in an underlying ETF's portfolio will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term debt securities and higher for longer-term debt securities. An underlying ETF may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. Duration is a reasonably accurate measure of a debt security's price sensitivity to changes in interest rates and a common measure of interest rate risk. Duration measures a debt security's expected life on a present value basis, taking into account the debt security's yield, interest payments and final maturity. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, the price of a debt security with a three-year duration would be expected to drop by approximately 3% in response to a 1% increase in interest rates. Therefore, prices of debt securities with shorter durations tend to be less sensitive to interest rate changes than debt securities with longer durations. As the value of a debt security changes over time, so will its duration.

LIQUIDITY RISK. The Fund may invest in ETFs with investments that may be subject to restrictions on resale, trade over-the-counter or in limited volume, or lack an active trading market. Accordingly, an underlying ETF may not be able to sell or close out of such investments at favorable times or prices (or at all), or at the prices approximating those at which the ETF currently values them. Illiquid securities may trade at a discount from comparable, more liquid investments and may be subject to wide fluctuations in market value.

MANAGEMENT RISK. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund's investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objectives.

MARKET MAKER RISK. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund shares due to a limited number of market markers. Decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund's portfolio securities and the Fund's market price. The Fund may rely on a small number of third-party market makers to provide a market for the purchase and sale of shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund's net asset value and the price at which the Fund's shares are trading on the Exchange, which could result in a decrease in value of the Fund's shares. This reduced effectiveness could result in Fund shares trading at a discount to net asset value and also in greater than normal intraday bid-ask spreads for Fund shares.

MARKET RISK. Market risk is the risk that a particular security, or shares of the Fund in general, may fall in value. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in securities prices. Shares of the Fund could decline in value or underperform other investments.

MORTGAGE-RELATED SECURITIES RISK. The Fund may invest in ETFs that hold mortgage-related securities. Mortgage-related securities are subject to the same risks as investments in other types of debt securities, including credit risk, interest rate risk, liquidity risk and valuation risk. However, these investments make an underlying ETF more susceptible to adverse economic, political or regulatory events that affect the value of real estate. Mortgage-related securities are also significantly affected by the rate of prepayments and modifications of the mortgage loans underlying those securities, as well as by other factors such as borrower defaults, delinquencies, realized or liquidation losses and other shortfalls. Mortgage-related securities are particularly sensitive to prepayment risk, given that the term to maturity for mortgage loans is generally substantially longer than the expected lives of those securities. As the timing and amount of prepayments cannot be accurately predicted, the timing of changes in the rate of prepayments of the mortgage loans may significantly affect an underlying ETF's actual yield to maturity on any mortgage-related securities. Along with prepayment risk, mortgage-related securities are significantly affected by interest rate risk.

MUNICIPAL SECURITIES RISK. The Fund may invest in ETFs that hold municipal securities. Issuers, including governmental issuers, may be unable to pay their obligations as they come due. The values of municipal securities that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of actual or anticipated changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. The values of municipal securities held by an underlying ETF may be adversely affected by local political and economic conditions and developments. Adverse conditions in an industry significant to a local economy could have a correspondingly adverse effect on the financial condition of local issuers. In addition, income from municipal securities held by an underlying ETF could be declared taxable because of, among other things, unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities, or noncompliant conduct of an issuer or other obligated party. Loss of tax-exempt status may cause interest received and distributed to shareholders by an underlying ETF to be taxable and may result in a significant decline in the values of such municipal securities.

NEW FUND RISK. As of the date of this prospectus, the Fund has no operating history and currently has fewer assets than larger funds. Like other new funds, large inflows and outflows may impact the Fund's market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. If the Fund fails to attract a large amount of assets, shareholders of the Fund may incur higher expenses as the Fund's fixed costs would be allocated over a smaller number of shareholders.

NON-DIVERSIFICATION RISK. The Fund is classified as "non-diversified" under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

NON-U.S. SECURITIES RISK. The Fund may invest in ETFs that hold non-U.S. securities. Non-U.S. securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

PREFERRED SECURITIES RISK. The Fund may invest in ETFs that hold preferred securities. Preferred securities combine some of the characteristics of both common stocks and bonds. Preferred securities are typically subordinated to bonds and other debt securities in a company's capital structure in terms of priority to corporate income, subjecting them to greater credit risk than those debt securities. Generally, holders of preferred securities have no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may obtain limited rights. In certain circumstances, an issuer of preferred securities may defer payment on the securities and, in some cases, redeem the securities prior to a specified date. Preferred securities may also be substantially less liquid than other securities, including common stock.

PREMIUM/DISCOUNT RISK. The market price of the Fund's shares will generally fluctuate in accordance with changes in the Fund's net asset value as well as the relative supply of and demand for shares on the Exchange. The Fund's investment advisor cannot predict whether shares will trade below, at or above their net asset value because the shares trade on the Exchange at market prices and not at net asset value. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for shares will be closely related, but not identical, to the same forces influencing the prices of the holdings of the Fund trading individually or in the aggregate at any point in time. However, given that shares can only be purchased and redeemed in Creation Units, and only to and from broker-dealers and large institutional investors that have entered into participation agreements (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their net asset value), the Fund's investment advisor believes that large discounts or premiums to the net asset value of shares should not be sustained.

PREPAYMENT RISK. The Fund may invest in ETFs that hold debt securities. Prepayment risk is the risk that the issuer of a debt security will repay principal prior to the scheduled maturity date. Debt securities allowing prepayment may offer less potential for gains during a period of declining interest rates, as an underlying ETF may be required to reinvest the proceeds of any prepayment at lower interest rates. These factors may cause the value of an investment in an underlying ETF to change.

SOVEREIGN DEBT SECURITIES RISK. Under certain market conditions, the Fund may invest in ETFs that hold sovereign debt securities. Sovereign debt securities are issued or guaranteed by foreign governmental entities. Investments in such securities are subject to the risk that the relevant sovereign government or governmental entity may delay or refuse to pay interest or repay principal on its debt. Such delays or refusals may be due to cash flow problems, insufficient foreign currency reserves, political considerations, the size of its debt relative to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies. There is no legal process for collecting sovereign debt that is not repaid, nor are there bankruptcy proceedings through which all or part of the unpaid sovereign debt may be collected.

TRADING ISSUES RISK. Although the shares of the Fund are listed for trading on the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. Trading in shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange's "circuit breaker" rules. Market makers are under no obligation to make a market in the Fund's shares, and authorized participants are not obligated to submit purchase or redemption orders for Creation Units. In the event market makers cease making a market in the Fund's shares or authorized participants stop submitting purchase or redemption orders for Creation Units, Fund shares may trade at a larger premium or discount to their net asset value. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. The Fund may have difficulty maintaining its listing on the Exchange in the event the Fund's assets are small or the Fund does not have enough shareholders.

U.S. GOVERNMENT SECURITIES RISK. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity. While securities issued or guaranteed by U.S. federal government agencies (such as Ginnie Mae) are backed by the full faith and credit of the U.S. Department of the Treasury, securities issued by government sponsored entities (such as Fannie Mae and Freddie Mac) are solely the obligation of the issuer and generally do not carry any guarantee from the U.S. government.

VALUATION RISK. Unlike publicly traded securities that trade on national securities exchanges, there is no central place or exchange for trading most debt securities. Debt securities generally trade on an "over-the-counter" market. Due to the lack of centralized information and trading, the valuation of debt securities may carry more uncertainty and risk than that of publicly traded securities. Accordingly, determinations of the fair value of debt securities may be based on infrequent and dated information. Also, because the available information is less reliable and more subjective, elements of judgment may play a greater role in valuation of debt securities than for other types of securities.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund does not have performance history. Once available, the Fund's performance information, and information that gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance, will be available on the Fund's website at www.ftportfolios.com. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

First Trust Low Duration Strategic Focus ETF | First Trust Low Duration Strategic Focus ETF
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 89
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 278

[1]	"Other Expenses" and "Aquired Fund Fees and Expenses" are estimates based on the expenses the Fund expects to incur for the current fiscal year.